ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consist of the following at December 31:

	2021	2020
Bonus	$3,421	$501
Contracted services	2,711	456
SPAC bonus and other costs	1,071	—
Legal fees	452	282
Payroll and related benefits	441	—
Other	19	25

Total accrued expenses and other current liabilities	$8,115	$1,264